Share Capital - Summary of Calculation of Weighted Average Number of Common Shares (Detail) - shares	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Earnings per share [line items]
Issued common shares as at December 1	76,877,679	74,962,050
Weighted average number of common shares, basic and diluted	76,928,287	75,942,385
Share options [member]
Earnings per share [line items]
Effect of share options exercised	49,920	153,325
public issue common shares [member]
Earnings per share [line items]
Effect of issue common shares	688
Brokers options [member]
Earnings per share [line items]
Effect of share options exercised	0	25,089
issue of common shares – TaiMed [member]
Earnings per share [line items]
Effect of issue common shares		801,921